Accounts receivable	12 Months Ended
Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable	Accounts receivableAccounts receivable as of December 31, 2020 include unbilled revenue of $91,295 (December 31, 2019 - $80,295) from the Company’s regulated utilities. Accounts receivable as of December 31, 2020 are presented net of allowance for doubtful accounts of $29,506 (December 31, 2019 - $4,939).